UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                            222 East Erie, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               COMMON STOCK - 93.15%
               AEROSPACE & DEFENSE - 4.30%
        8,140  General Dynamics Corp.                                $   461,782
       12,425  Goodrich Corp.                                            480,351
                                                                     -----------
                                                                         942,133
                                                                     -----------
               BANKS - 4.09%
       28,785  Bank of America Corp.                                     189,405
       13,975  BB&T Corp.                                                276,565
       27,775  Huntington Bancshares, Inc.                                79,992
        7,540  SunTrust Banks, Inc.                                       92,441
       13,620  Wells Fargo & Co.                                         257,418
                                                                     -----------
                                                                         895,821
                                                                     -----------
               BASIC - CHEMICAL - 1.55%
       29,415  Dow Chemical Co.                                          340,920
                                                                     -----------
               BASIC - PAPER - 1.25%
       30,130  International Paper Co.                                   274,786
                                                                     -----------
               CONSUMER DISCRETIONARY - 1.25%
       33,930  Newell Rubbermaid, Inc.                                   274,155
                                                                     -----------
               CONSUMER STAPLES - 8.31%
       27,380  SUPERVALU, Inc.                                           480,245
       19,930  Sysco Corp.                                               444,240
       19,298  Unilever PLC ADR                                          423,012
       17,295  Walgreen Co.                                              474,056
                                                                     -----------
                                                                       1,821,553
                                                                     -----------
               DIVERSIFIED MANUFACTURING - 4.59%
        8,775  Eaton Corp.                                               386,275
       51,060  General Electric Co.                                      619,358
                                                                     -----------
                                                                       1,005,633
                                                                     -----------
               ENERGY - 16.91%
       13,590  Anadarko Petroleum Corp.                                  499,297
        5,515  Apache Corp.                                              413,625
       12,560  Chevron Corp.                                             885,731
        9,480  ConocoPhillips                                            450,584
       13,750  Exxon Mobil Corp.                                       1,051,600
       14,960  Marathon Oil Corp.                                        407,361
                                                                     -----------
                                                                       3,708,198
                                                                     -----------
               ENTERTAINMENT - 1.97%
       46,245  Time Warner, Inc.                                         431,466
                                                                     -----------
               FINANCIAL - 6.65%
        7,185  Franklin Resources, Inc.                                  347,898
        3,315  Goldman Sachs Group, Inc.                                 267,620
       17,205  JPMorgan Chase & Co.                                      438,899
        4,615  Northern Trust Corp.                                      265,455
        5,960  State Street Corp.                                        138,689
                                                                     -----------
                                                                       1,458,561
                                                                     -----------
               HEALTH CARE - 8.19%
       16,720  Merck & Co., Inc.                                         477,356
       31,560  Pfizer, Inc.                                              460,145
       20,760  Schering-Plough Corp.                                     364,546
       11,515  Wyeth                                                     494,799
                                                                     -----------
                                                                       1,796,846
                                                                     -----------
               INSURANCE - 3.71%
       31,425  Genworth Financial, Inc., Class A                          72,906

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               INSURANCE (CONTINUED)
       10,150  MetLife, Inc.                                         $   291,609
       11,620  Travelers, Inc.                                           448,997
                                                                     -----------
                                                                         813,512
                                                                     -----------
               MEDICAL PRODUCTS & SERVICES - 8.29%
       13,435  GlaxoSmithKline PLC ADR                                   473,718
       17,065  Hospira, Inc. *                                           424,918
        8,135  Johnson & Johnson                                         469,308
       10,850  WellPoint, Inc. *                                         449,733
                                                                     -----------
                                                                       1,817,677
                                                                     -----------
               MULTILINE RETAIL - 1.52%
        9,075  Kohl's Corp. *                                            333,143
                                                                     -----------
               PRINTING & PUBLISHING - 0.74%
       27,995  Gannett Co., Inc.                                         161,531
                                                                     -----------
               PROFESSIONAL SERVICES - 2.10%
       12,515  Computer Sciences Corp. *                                 461,053
                                                                     -----------
               REAL ESTATE INVESTMENT TRUSTS - 0.94%
       22,405  Duke Realty Corp.                                         206,350
                                                                     -----------
               TECHNOLOGY - 4.33%
       20,220  Autodesk, Inc. *                                          334,843
       21,060  Cisco Systems, Inc. *                                     315,268
       15,545  Sony Corp. ADR                                            298,775
                                                                     -----------
                                                                         948,886
                                                                     -----------
               TELEPHONES & TELECOMMUNICATIONS - 6.19%
       27,235  AT&T, Inc.                                                670,526
       54,650  Sprint Nextel                                             132,799
       18,560  Verizon Communications, Inc.                              554,387
                                                                     -----------
                                                                       1,357,712
                                                                     -----------
               UTILITIES - 6.27%
       32,445  Duke Energy Corp.                                         491,542
       42,785  NiSource, Inc.                                            414,159
       13,685  SCANA Corp.                                               469,258
                                                                     -----------
                                                                       1,374,959
                                                                     -----------

               TOTAL COMMON STOCK
               (Cost $32,517,708)                                     20,424,895
                                                                     -----------
               SHORT-TERM INVESTMENTS - 5.83%
      612,563  SSGA Money Market Fund, 0.926% **                         612,563
      664,834  SSGA U.S. Government Money Market Fund, 0.235% **         664,834
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $1,277,397)                                       1,277,397
                                                                     -----------
               TOTAL INVESTMENTS - 98.98%
               (Cost $33,795,105)+                                   $21,702,292
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $21,925,539.

*    - NON-INCOME PRODUCING SECURITY.

**   - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

ADR  - AMERICAN DEPOSITARY RECEIPT
PLC  - PUBLIC LIMITED COMPANY
SSGA - STATE STREET GLOBAL ADVISORS

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$33,795,105, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $734,377 AND $(12,827,190), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN
SECURITIES            LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-----------------   -----------   -------   -------   -----------
Optique Large Cap
Value Fund          $21,702,292     $--       $--     $21,702,292

OPT-QH-002-0400


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               COMMON STOCK - 93.29%
               AEROSPACE & DEFENSE - 1.73%
        1,910  AAR Corp. *                                           $    34,647
                                                                     -----------
               AUTO COMPONENTS - 0.97%
        7,075  Modine Manufacturing Co.                                   19,386
                                                                     -----------
               BANKS - 12.95%
        1,780  Associated Banc-Corp.                                      27,857
        1,381  Chemical Financial Corp.                                   31,487
        2,995  Columbia Banking System, Inc.                              26,656
        2,030  First Midwest Bancorp, Inc.                                20,300
        4,060  Provident Bankshares Corp.                                 26,065
        2,750  Southwest Bancorp, Inc.                                    28,820
        2,520  Susquehanna Bancshares, Inc.                               27,720
        2,095  TCF Financial Corp.                                        25,957
        2,840  Webster Financial Corp.                                    11,871
        2,525  Whitney Holding Corp.                                      32,800
                                                                     -----------
                                                                         259,533
                                                                     -----------
               BASIC - CHEMICAL - 1.03%
        2,785  LSB Industries, Inc. *                                     20,553
                                                                     -----------
               BUSINESS SERVICES - 2.81%
        2,225  First Advantage Corp., Class A *                           28,347
        6,475  Steelcase, Inc., Class A                                   27,972
                                                                     -----------
                                                                          56,319
                                                                     -----------
               CONSUMER STAPLES - 4.65%
        1,195  Corn Products International, Inc.                          27,664
          785  Nash Finch Co.                                             33,779
        1,815  SUPERVALU, Inc.                                            31,835
                                                                     -----------
                                                                          93,278
                                                                     -----------
               CONTAINERS & PACKAGING - 1.33%
        1,860  AEP Industries, Inc. *                                     26,672
                                                                     -----------
               DIVERSIFIED MANUFACTURING - 5.08%
        1,520  Gardner Denver, Inc. *                                     33,090
        1,185  LB Foster Co., Class A *                                   31,272
        1,105  Regal-Beloit Corp.                                         37,526
                                                                     -----------
                                                                         101,888
                                                                     -----------
               ENERGY - 4.72%
          920  Lufkin Industries, Inc.                                    32,154
          470  SEACOR Holdings, Inc. *                                    30,569
        2,080  Swift Energy Co. *                                         31,865
                                                                     -----------
                                                                          94,588
                                                                     -----------
               FINANCIAL - 2.80%
        8,010  CIT Group, Inc.                                            22,348
        2,390  Waddell & Reed Financial, Inc., Class A                    33,747
                                                                     -----------
                                                                          56,095
                                                                     -----------
               HEALTH CARE - 1.58%
        2,905  Biovail Corp.                                              31,752
                                                                     -----------
               INDUSTRIAL DISTRIBUTION - 1.54%
        1,675  WESCO International, Inc. *                                30,854
                                                                     -----------
               INSURANCE - 4.96%
        3,655  Horace Mann Educators Corp.                                34,174

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               INSURANCE (CONTINUED)
        2,930  Old Republic International Corp.                      $    30,238
        3,630  Presidential Life Corp.                                    35,102
                                                                     -----------
                                                                          99,514
                                                                     -----------
               MACHINERY - 1.36%
        2,730  Albany International Corp., Class A                        27,327
                                                                     -----------
               MEDICAL PRODUCTS & SERVICES - 5.88%
        1,595  Air Methods Corp. *                                        31,102
        3,665  AMN Healthcare Services, Inc. *                            24,922
        1,780  Conmed Corp. *                                             27,857
        2,510  Res-Care, Inc. *                                           34,011
                                                                     -----------
                                                                         117,892
                                                                     -----------
               MISCELLANEOUS CONSUMER SERVICES - 1.45%
        2,590  Regis Corp.                                                29,138
                                                                     -----------
               PRINTING & PUBLISHING - 5.25%
        1,590  Consolidated Graphics, Inc. *                              25,615
        2,800  Ennis, Inc.                                                31,332
       16,015  Journal Communications, Inc., Class A                      28,667
        1,800  Scholastic Corp.                                           19,620
                                                                     -----------
                                                                         105,234
                                                                     -----------
               PROFESSIONAL SERVICES - 1.73%
        4,610  Convergys Corp. *                                          34,713
                                                                     -----------
               RAILROADS  - 0.63%
        2,255  Greenbrier, Inc.                                           12,515
                                                                     -----------
               REAL ESTATE INVESTMENT TRUSTS - 8.84%
        8,115  DCT Industrial Trust, Inc.                                 29,620
        3,270  Duke Realty Corp.                                          30,117
        1,405  Healthcare Realty Trust, Inc.                              23,196
       10,420  HRPT Properties Trust                                      33,136
       19,385  Strategic Hotels & Resorts, Inc.                           26,557
        2,335  Urstadt Biddle Properties, Inc., Class A                   34,535
                                                                     -----------
                                                                         177,161
                                                                     -----------
               RETAIL - 4.89%
        2,200  Barnes & Noble, Inc.                                       36,124
        4,875  Brown Shoe Co., Inc.                                       22,864
        3,775  California Pizza Kitchen, Inc. *                           39,109
                                                                     -----------
                                                                          98,097
                                                                     -----------
               TECHNOLOGY - 5.23%
        6,285  Ixia *                                                     33,436
        2,535  Novellus Systems, Inc. *                                   34,958
        1,420  SPSS, Inc. *                                               36,465
                                                                     -----------
                                                                         104,859
                                                                     -----------
               TELEPHONES & TELECOMMUNICATIONS  - 3.10%
        4,617  Digi International, Inc. *                                 35,089
        1,130  EMS Technologies, Inc. *                                   27,120
                                                                     -----------
                                                                          62,209
                                                                     -----------
               UTILITIES  - 8.78%
        1,270  Allete, Inc.                                               39,497
        1,700  Avista Corp.                                               32,368
        2,005  Portland General Electric Co.                              38,997
        1,345  Southwest Gas Corp.                                        34,647


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               UTILITIES (CONTINUED)
          950  WGL Holdings, Inc.                                    $    30,495
                                                                     -----------
                                                                         176,004
                                                                     -----------
               TOTAL COMMON STOCK
               (Cost $3,213,702)                                       1,870,228
                                                                     -----------
               SHORT-TERM INVESTMENTS - 7.31%
       87,736  SSGA Money Market Fund, 0.926% **                          87,736
       58,743  SSGA U.S. Government Money Market Fund, 0.235% **          58,743
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $146,478)                                           146,478
                                                                     -----------
               TOTAL INVESTMENTS - 100.60%
               (Cost $3,360,180)+                                    $ 2,016,706
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,004,639.

*    - NON-INCOME PRODUCING SECURITY.
**   - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.
SSGA - STATE STREET GLOBAL ADVISORS

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$3,360,180, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $58,948 AND $(1,402,422), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN
SECURITIES            LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-----------------   ----------   -------   -------   ----------
Optique Small Cap
Value Fund          $2,016,706     $--       $--     $2,016,706

OPT-QH-003-0400


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               FOREIGN STOCK - 94.38%
               AUSTRALIA - 5.82%
       14,500  AGL Energy Ltd.                                       $   135,081
       33,000  Amcor Ltd.                                                113,108
       17,000  Australia & New Zealand Banking Group Ltd.                143,453
       32,000  Foster's Group Ltd.                                       111,308
      118,000  Macquarie Infrastructure Group                            120,058
       10,700  National Australia Bank Ltd.                              128,803
       13,500  Santos Ltd.                                               123,362
                                                                     -----------
                                                                         875,173
                                                                     -----------
               AUSTRIA - 2.83%
        1,900  Mayr-Melnhof Karton AG                                    126,879
        5,400  OMV AG                                                    154,940
       10,200  Telekom Austria                                           143,784
                                                                     -----------
                                                                         425,603
                                                                     -----------
               CANADA - 5.36%
       14,000  Biovail Corp.                                             153,020
        4,900  Husky Energy, Inc.                                        121,641
        4,800  Magna International, Inc., Class A                        134,386
        6,200  Petro-Canada                                              134,446
        5,900  Royal Bank of Canada                                      146,321
        3,600  Toronto-Dominion Bank                                     116,849
                                                                     -----------
                                                                         806,663
                                                                     -----------
               DENMARK - 0.74%
       10,900  Danske Bank A/S                                           110,553
                                                                     -----------
               FINLAND  - 3.42%
       13,000  Ahlstrom Oyj                                              122,447
       11,000  Cargotec Corp., B Shares                                  106,992
       11,200  Nokia                                                     137,642
       24,000  Stora Enso, Class R                                       147,013
                                                                     -----------
                                                                         514,094
                                                                     -----------
               FRANCE  - 8.23%
        3,600  BNP Paribas                                               138,447
        3,600  Carrefour SA                                              123,592
        3,500  Cie de Saint-Gobain                                       119,195
        2,300  Nexans                                                    132,826
        1,900  Sanofi-Aventis                                            107,340
        2,400  Schneider Electric                                        153,041
        2,600  Societe BIC SA                                            139,939
        3,200  Societe Generale                                          135,121
        3,748  Total SA                                                  188,159
       10,800  Total SA STRIPS *                                              14
                                                                     -----------
                                                                       1,237,674
                                                                     -----------
               GERMANY - 8.52%
        1,400  Allianz SE                                                118,589
        4,400  BASF AG                                                   128,108
        6,900  Celesio AG *                                              148,109
        4,000  Deutsche Bank AG                                          106,108
        9,500  Deutsche Telekom AG                                       115,289
        4,200  E.ON                                                      135,848
        3,300  Fresenius Medical Care AG                                 148,055
        8,500  Lanxess AG                                                124,721
        1,800  Salzgitter                                                131,666
        2,200  Siemens AG                                                123,992
                                                                     -----------
                                                                       1,280,485
                                                                     -----------

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               HONG KONG - 6.63%
       41,000  Cheung Kong Infrastructure Holdings Ltd.              $   154,385
       16,000  China Mobile Hong Kong Ltd.                               145,461
      235,000  China Petroleum & Chemical Corp., Class H                 128,794
       21,400  CLP Holdings Ltd.                                         145,571
       46,000  Hang Lung Group Ltd.                                      151,264
       19,500  Swire Pacific Ltd., Class A                               128,246
       78,000  Yue Yuen Industrial Holdings                              143,031
                                                                     -----------
                                                                         996,752
                                                                     -----------
               JAPAN - 21.94%
       17,000  Aderans Co. Ltd.                                          135,720
       30,000  Asahi Glass Co.Ltd.                                       160,004
        4,000  Canon, Inc.                                               110,233
        1,700  East Japan Railway Co.                                    116,412
        7,000  FUJIFILM Holdings Corp.                                   156,274
       36,000  Fujitsu Ltd.                                              165,149
        5,600  Honda Motor Co. Ltd.                                      129,073
       26,000  Kubota Corp.                                              144,171
        2,200  Kyocera Corp.                                             144,037
        6,500  Kyushu Electric Power Co., Inc.                           170,805
        8,600  Mitsubishi Corp.                                          116,920
       29,000  Mitsubishi UFJ Financial Group, Inc.                      164,681
       13,000  Namco Bandai Holdings, Inc.                               131,867
        3,000  Nippon Telegraph & Telephone Corp.                        146,977
       19,000  Nomura Holdings, Inc.                                     125,454
       24,000  Sompo Japan Insurance, Inc.                               153,390
        6,500  Sony Corp.                                                128,828
       35,000  Sumitomo Chemical Co. Ltd.                                112,627
        2,400  Takeda Pharmaceutical Co. Ltd.                            113,573
       11,000  Tanabe Seiyaku Co. Ltd.                                   163,389
        4,700  Tokyo Electric Power Co., Inc.                            148,102
        4,500  Toyo Suisan Kaisha Ltd.                                   120,003
        3,600  Toyota Motor Corp.                                        117,248
        3,400  Tsuruha Holdings, Inc                                     124,552
                                                                     -----------
                                                                       3,299,489
                                                                     -----------
               MEXICO - 0.87%
      167,120  Cemex SAB de CV                                           130,244
                                                                     -----------
               NETHERLANDS - 5.29%
       21,880  Aegon NV                                                  116,082
        4,450  Heineken Holding NV                                       119,413
       10,050  ING Groep NV                                               82,194
        7,000  Koninklijke Philips Electronics NV, NY Shares             127,330
        8,300  Royal Dutch Shell PLC, A Shares                           206,293
        8,200  TNT                                                       143,490
                                                                     -----------
                                                                         794,802
                                                                     -----------
               NORWAY - 0.79%
       35,000  DnB NOR                                                   119,513
                                                                     -----------
               SINGAPORE - 1.86%
       25,000  DBS Group Holdings Ltd.                                   145,949
       69,750  Fraser and Neave Ltd.                                     132,963
                                                                     -----------
                                                                         278,912
                                                                     -----------


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               SPAIN - 1.80%
        4,500  Fomento de Construcciones y Contratas                 $   117,930
        8,500  Repsol YPF SA                                             152,933
                                                                     -----------
                                                                         270,863
                                                                     -----------
               SWEDEN - 3.21%
       17,000  Skandinaviska Enskilda Banken AB, Class A                  73,368
       18,000  SKF AB, Class B                                           152,438
       16,000  Telefonaktiebolaget LM Ericsson ADR                       127,840
       32,000  Volvo, Class B                                            129,618
                                                                     -----------
                                                                         483,264
                                                                     -----------
               SWITZERLAND - 3.38%
        4,200  Nestle SA                                                 145,391
        3,200  Novartis AG                                               132,032
       26,000  STMicroelectronics                                        135,341
        3,600  Swiss Reinsurance                                          95,963
                                                                     -----------
                                                                         508,727
                                                                     -----------
               TAIWAN - 0.78%
        7,800  Chunghwa Telecom Co.Ltd.                                  117,312
                                                                     -----------
               UNITED KINGDOM - 12.91%
        3,900  AstraZeneca PLC                                           150,180
       51,800  Barclays PLC                                               79,235
       30,000  BP PLC                                                    213,875
        9,500  Diageo PLC                                                129,291
        8,674  GlaxoSmithKline PLC                                       152,501
       34,000  Hikma Pharmaceuticals PLC                                 175,360
       16,000  HSBC Holdings PLC                                         125,312
      150,120  Legal & General Group PLC                                 133,319
       15,500  National Grid PLC                                         144,803
       11,500  Provident Financial PLC                                   128,822
       28,000  Prudential PLC                                            134,625
        5,350  Unilever PLC                                              118,010
       17,409  United Utilities Group PLC                                135,782
       64,000  Vodafone Group PLC                                        119,672
                                                                     -----------
                                                                       1,940,787
                                                                     -----------
               TOTAL FOREIGN STOCK
               (Cost $21,148,190)                                     14,190,910
                                                                     -----------
               FOREIGN PREFERRED STOCK - 2.17%
               BRAZIL - 2.17%
       13,800  Cia Vale do Rio Doce, Class A, 2.285%                     166,378
       14,800  Petroleo Brasileiro SA, 2.983%                            159,451
                                                                     -----------
                                                                         325,829
                                                                     -----------
               TOTAL FOREIGN PREFERRED STOCK
               (Cost $64,596)                                            325,829
                                                                     -----------

               RIGHTS - 0.00%
               BELGIUM - 0.00%
       18,500  Fortis, Expires 07/01/14*                                      --
                                                                     -----------
               TOTAL RIGHTS
               (Cost $0)                                                      --
                                                                     -----------

    NUMBER
  OF SHARES                                                             VALUE
-------------                                                        -----------
               SHORT-TERM INVESTMENTS - 3.36%
      505,410  SSGA Money Market Fund, 0.926% **                     $   505,410
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $505,410)                                           505,410
                                                                     -----------
               TOTAL INVESTMENTS - 99.91%
               (Cost $21,718,196)+                                   $15,022,149
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $15,035,819.

*      - NON-INCOME PRODUCING SECURITY.
**     - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR    - AMERICAN DEPOSITARY RECEIPT
LTD.   - LIMITED
NY     - NEW YORK
PLC    - PUBLIC LIMITED COMPANY
SSGA   - STATE STREET GLOBAL ADVISORS
STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$21,718,196, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,429,171 AND $(8,125,218), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN
SECURITIES                 LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
----------------------   -----------   -------   -------   -----------
Optique
International Value
Fund                     $15,022,149     $--       $--     $15,022,149

OPT-QH-001-0400


                                  OPTIQUE FUNDS

SCHEDULE  OF  INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

  PRINCIPAL
    AMOUNT                                                              VALUE
-------------                                                        -----------
               CORPORATE BONDS - 44.58%
               BANKS - 13.27%
               Bear Stearns & Co., Inc. Global Notes
               (JPMorgan Chase),
$     500,000  5.700%, 11/15/14                                      $   491,817
               Citigroup Inc. Global Notes,
      500,000  5.300%, 10/17/12                                          456,884
               Countrywide Financial Corp. Sub Notes
               (Bank of America Corp),
      500,000  6.250%, 05/15/16                                          461,078
               HSBC Finance Corp. Global Notes,
      500,000  5.500%, 01/19/16                                          459,203
               PNC Funding Corp. Sub Notes,
      500,000  2.300%, 06/22/12                                          497,472
               US Bank NA, Sub Bank Notes,
      500,000  4.950%, 10/30/14                                          493,673
                                                                     -----------
                                                                       2,860,127
                                                                     -----------
               CONSUMER STAPLES - 7.34%
               Kellogg Co. Global Notes,
      500,000  6.600%, 04/01/11                                          537,616
               Kroger Co. Global Notes,
      500,000  6.750%, 04/15/12                                          526,780
               Wal-Mart Stores, Inc. Global Notes,
      500,000  4.125%, 02/15/11                                          516,987
                                                                     -----------
                                                                       1,581,383
                                                                     -----------
               ENERGY - 2.39%
               Halliburton Co. Global Notes,
      500,000  5.500%, 10/15/10                                          514,352
                                                                     -----------
               FINANCIAL - 4.77%
               Berkshire Hathaway Finance Corp. Global Notes,
      500,000  4.200%, 12/15/10                                          514,161
               Goldman Sachs Group, Inc. Global Notes,
      500,000  3.250%, 06/15/12                                          513,117
                                                                     -----------
                                                                       1,027,278
                                                                     -----------
               FOOD - 2.43%
               ConAgra Foods, Inc. Sr. Notes,
      500,000  6.750%, 09/15/11                                          523,473
                                                                     -----------
               INDUSTRIAL - 4.82%
               General Electric Capital Corp. Global MTN, Series A,
      500,000  6.000%, 06/15/12                                          508,853
               John Deere Capital Corp. Global Notes,
      500,000  7.000%, 03/15/12                                          530,805
                                                                     -----------
                                                                       1,039,658
                                                                     -----------
               TECHNOLOGY - 4.88%
               Cisco Systems, Inc. Global Notes,
      500,000  5.250%, 02/22/11                                          522,938
               International Business Machines,
               International Group Capital LLC Global Notes,
      500,000  5.050%, 10/22/12                                          530,016
                                                                     -----------
                                                                       1,052,954
                                                                     -----------

  PRINCIPAL
AMOUNT/SHARES                                                           VALUE
-------------                                                        -----------
               TELEPHONES & TELECOMMUNICATIONS - 4.68%
               AT&T Broadband Global Notes (Comcast Corp.),
$     500,000  8.375%, 03/15/13                                      $   540,559
               CBS Corp. Global Notes,
      500,000  6.625%, 05/15/11                                          468,076
                                                                     -----------
                                                                       1,008,635
                                                                     -----------
               TOTAL CORPORATE BONDS
               (Cost $9,519,723)                                       9,607,860
                                                                     -----------
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.12%
               Fannie Mae Benchmark Notes,
    2,000,000  6.625%, 11/15/10                                        2,182,486
               Fannie Mae Benchmark Notes,
    1,000,000  5.375%, 11/15/11                                        1,087,109
               Freddie Mac Global Reference Notes,
    1,750,000  4.750%, 11/17/15                                        1,927,492
                                                                     -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $4,938,728)                                       5,197,087
                                                                     -----------

               U.S. TREASURY OBLIGATION - 26.60%
               United States Treasury Inflation Protected
               Securities - Notes, Original Par Value of
               $3.770MM with a Ratio of 1.17011,
    1,184,430  3.000%, 07/15/12                                        1,226,996
               United States Treasury Inflation Protected
               Securities - Notes, Original Par Value of
               $8.000MM with a Ratio of 1.04240,
    1,601,035  1.625%, 01/15/18                                        1,563,510
               United States Treasury Note,
    1,300,000  2.625%, 05/31/10                                        1,334,633
               United States Treasury Note,
    1,235,000  7.500%, 11/15/16                                        1,606,562
                                                                     -----------
               TOTAL U.S. TREASURY OBLIGATION
               (Cost $5,615,069)                                       5,731,701
                                                                     -----------

               SHORT-TERM INVESTMENTS - 4.26%
      919,084  SSGA Money Market Fund, 0.926% *                          919,084
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $919,084)                                           919,084
                                                                     -----------
               TOTAL INVESTMENTS - 99.56%
               (Cost $20,992,604)+                                   $21,455,732
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $21,551,553.

* - THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009. LLC - LIMITED LIABILITY COMPANY
MM   - MILLION
MTN  - MEDIUM TERM NOTE
NA   - NATIONAL ASSOCIATION
SR   - SENIOR
SSGA - STATE STREET GLOBAL ADVISORS
SUB  - SUBORDINATED


                                  OPTIQUE FUNDS

SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

+    AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$20,992,604, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $678,525 AND $(215,397), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN
SECURITIES               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
---------------------   --------   -----------   -------   -----------
Optique
Intermediate Fixed
Income Fund             $919,084   $20,536,648     $--     $21,455,732

OPT-QH-004-0400


                                  OPTIQUE FUNDS

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Optique Funds, Inc.


By (Signature and Title)*            /s/ Colette M. Wallner
                                     ---------------------------------------
                                     Colette M. Wallner, President

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Colette M. Wallner
                                     ---------------------------------------
                                     Colette M. Wallner, President

Date: March 25, 2009


By (Signature and Title)*            /s/  Michael Lawson
                                     ---------------------------------------
                                     Michael Lawson, Chief Financial Officer

Date: March 25, 2009

* Print the name and title of each signing officer under his or her signature.